Accounting information and policies	6 Months Ended
Jun. 30, 2023
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Accounting information and policies

1.Accounting information and policies
These condensed consolidated financial statements are prepared in accordance with IAS 34 'Interim Financial Reporting' as issued by the International Accounting Standards Board (IASB) and as adopted for use in the UK.
As required by the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority, the condensed consolidated financial statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2022. In preparing these condensed consolidated financial statements, judgements and estimates that affect the application of accounting policies used by management have remained consistent with those applied in the consolidated financial statements for the year ended 31 December 2022.
Management have produced forecasts which have been modelled for different plausible scenarios. These scenarios confirm the Group is able to generate profits and cash in the year ended 31 December 2023 and beyond. As a result, the Directors have a reasonable expectation that the Group has adequate resources to meet its obligations as they fall due for a period of at least 12 months from the date of signing these condensed consolidated financial statements. Accordingly, they continue to adopt the going concern basis in preparing the half year condensed consolidated financial statements.
The condensed consolidated financial statements are shown at current exchange rates with year-on-year changes shown to facilitate comparison. The consolidated income statement on page 15, the consolidated statement of comprehensive income on page 15, the consolidated statement of changes in equity on page 16 and the consolidated cash flow statement on page 18 are translated at exchange rates current in each period. The consolidated balance sheet on page 17 is translated at period-end rates of exchange.
The condensed consolidated financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31 December 2022 are not Unilever PLC’s statutory accounts for that financial year. The annual financial statements of the Group are prepared in accordance with international financial reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB) and UK adopted international accounting standards and in accordance with the requirements of the UK Companies Act 2006.
New accounting standards
As of 1 January 2023, IFRS 17 ‘Insurance Contracts’ has been adopted by the Group. The standard introduces a new model for accounting for insurance contracts. We have reviewed existing arrangements and concluded that IFRS 17 does not impact the condensed consolidated financial statements.
As of 23 May 2023, amendments to IAS 12 'Income Taxes' came into effect relating to International Tax Reform – Pillar Two Model Rules, which were endorsed by the UK Endorsement Board on 19 July, whereby an entity shall disclose qualitative and quantitative information about its exposure to Pillar Two income taxes at the end of the reporting period. The amendments provide a temporary mandatory exemption from deferred tax accounting for the top-up tax, which is effective immediately. The expected impact of this amendment will be disclosed within the 2023 Annual Report.
All other new standards or amendments issued by the IASB and UK Endorsement Board that are effective or not yet effective, are either not applicable or not material to the Group.